Equity-Accounted Investees - GigaGen Inc (Details) - USD ($) $ in Millions	Oct. 09, 2023	Mar. 08, 2021	Jul. 05, 2017
GigaGen.
Equity Accounted Investees
Consideration transferred, acquisition-date fair value		$ 90.5
GigaGen.
Equity Accounted Investees
Ownership interest (as a percent)			43.96%
Consideration			$ 35.0
Collaboration fee			$ 15.0
Grifols Innovation and New Technologies Limited
Equity Accounted Investees
Percentage of interest	100.00%		100.00%
GigaGen.
Equity Accounted Investees
Percentage of interest		100.00%